Long Term Debt - Interest Rate Cap Agreements - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 03, 2020	Mar. 31, 2017	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
LIBOR
Debt Instrument [Line Items]
Aggregate notional amount			$ 750,000,000.0
Interest Rate Cap Agreement
Debt Instrument [Line Items]
Aggregate notional amount		$ 750,000,000.0
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, maturity date		Mar. 31, 2021
Interest rate payment term				In the event LIBOR exceeds 3.00% we will pay interest at the capped rate. In the event LIBOR is less than 3.00%, we will pay interest at the prevailing LIBOR rate.
Fair value of interest rate cap agreements	$ 0		0	$ 0	$ 0	$ 4,300,000
Change in fair value of interest rate cap agreements	$ 0		$ 0	$ 0	$ (4,300,000)	$ 3,000,000.0
Interest Rate Cap Agreement | LIBOR
Debt Instrument [Line Items]
Cap interest rate		3.00%	3.00%